Accounts payable and accrued liabilities	12 Months Ended
Dec. 31, 2025
Accounts payable and accrued liabilities
Accounts payable and accrued liabilities

7.Accounts payable and accrued liabilities

	December 31, 2025	December 31, 2024
	$	$
Trade payables	1,772	2,063
Short-term instruments	2,261	1,520
Income taxes payable	72	—
Total accounts payable and accrued liabilities	4,105	3,583